28 Operating revenue (Tables)	12 Months Ended
Dec. 31, 2020
Operating Revenue
Schedule of operating revenue
	2020	2019	2018

Metropolitan Region of São Paulo	10,722,384	11,849,776	10,295,509
Regional Systems	4,435,396	4,284,256	3,958,100
Total	15,157,780	16,134,032	14,253,609

Schedule of reconciliation between gross operating income and net operating income
	2020	2019	2018

Revenue from sanitation services (i)	15,157,780	16,134,032	14,253,609
Construction revenue	3,716,616	2,946,566	2,802,670
Sales tax	(1,009,358)	(1,035,051)	(916,808)
Regulatory, Control and Oversight Fee (TRCF)	(67,497)	(61,893)	(54,377)
Net revenue	17,797,541	17,983,654	16,085,094

(i)	Includes the amount of R$ 72,962 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 70,122 in 2019).